Simple Agreement for Future Equity (“Safe”) Liabilities (Details)	6 Months Ended
Jun. 30, 2026 USD ($) shares
Simple Agreement for Future Equity (“Safe”) Liabilities [Line Items]
Cash	$ 2,500,000
Maturity date	24 months
Conversion of carrying amount	$ 11,200,000
Class A Ordinary Shares [Member]
Simple Agreement for Future Equity (“Safe”) Liabilities [Line Items]
Cancelled and exchanged shares | shares	833,079
Primary Component [Member]
Simple Agreement for Future Equity (“Safe”) Liabilities [Line Items]
Purchase amount percentage	84.00%
Secondary Component [Member]
Simple Agreement for Future Equity (“Safe”) Liabilities [Line Items]
Purchase amount percentage	16.00%